Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Fair Value Measurements

	Carrying Amount			Estimated
	Level 1	Level 2	Level 3	Fair Value
June 30, 2025
Investment in equity securities	$-	$-	$89,712	$89,712

December 31, 2024
Investment in equity securities	$-	$-	$88,908	$88,908

Schedule of Residual Value Rate and Useful Life of Property, Plant and Equipment

The residual value rate and useful life of property, plant and equipment are summarized as follows:

Property, Plant and Equipment	Useful Life
Dry-docking expenditures	2.5 years from the date of dry dock
Furniture and fittings	5 – 10 years
Leased property	Over the life of the lease
Leasehold improvements	5 –10 years
Motor vehicles	5 years
Real properties	40 years
Shipping tools, equipment and computers	2 – 10 years
Vessels	9 – 25 years

Schedule of Goodwill

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Acquisition of TMDF	$-	$1,129	$-
Impairment of goodwill in relation to TMDF	-	(1,129)	-
	-	-	-

Schedule of Revenue By Reportable Segments

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Revenue	$276,340,120	$688,607,542	$633,079,773
Cost of revenues	(272,356,649)	(672,562,832)	(620,989,960)
Selling and marketing expenses	(38,067)	(39,664)	(101,302)
General and administrative expenses	(3,330,264)	(5,249,099)	(5,127,137)
Depreciation expenses	(2,558,809)	(4,758,014)	(4,257,189)
Other (expenses) income	(2,577,706)	(3,952,786)	354,527
Net (loss) income of single operating segment	$(4,521,375)	$2,045,147	$2,958,712